PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities:
Net cash used in operating activities			¥ (174,612)	¥ (150,228)	¥ (80,298)
Investing activities:
Deposit paid for potential acquisitions			(5,000)	(15,000)
Net cash used in investing activities			(2,035,778)	(1,147,064)	(731,905)
Financing activities:
Proceeds from exercise of stock options			3,377
Proceeds from issuance of convertible bonds				327,580	648,950
Repayment of bonds payable					(14,330)
Proceeds from a related party loan					64,936
Repayment of a related party loan				(65,474)
Net proceeds from issuance of ordinary shares			649,834	1,221,518
Payment of preferred shares dividends				(76,502)
Repurchase of redeemable preferred shares					(23,300)
Net cash provided by financing activities			2,346,767	2,128,614	1,127,685
Effect of exchange rate changes on cash			(74,250)	55,499	2,258
Net increase in cash			62,127	886,821	317,740
Cash at beginning of year			1,811,319	924,498	606,758
Cash at end of year			1,873,446	1,811,319	924,498
Supplemental disclosures of cash flow information
Interest paid			358,748	228,678	81,216
Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend	$ 39,363	¥ 266,794		266,794
Conversion of convertible bonds			1,106,227
Parent Company
Operating activities:
Net cash used in operating activities			(58,068)	(62,591)	(4,895)
Investing activities:
Deposit paid for potential acquisitions				(15,000)
Increase of due from subsidiaries			(588,768)	(990,617)	(93,101)
Net cash used in investing activities			(588,768)	(1,005,617)	(93,101)
Financing activities:
Proceeds from exercise of stock options			3,377
Proceeds from issuance of convertible bonds				327,580	648,950
Repayment of bonds payable					(14,330)
Proceeds from a related party loan					64,936
Repayment of a related party loan				(65,474)
Net proceeds from issuance of ordinary shares			649,834	1,221,518
Payment of preferred shares dividends				(76,502)
Repurchase of redeemable preferred shares					(23,300)
Net cash provided by financing activities			653,211	1,407,122	676,256
Effect of exchange rate changes on cash			(37,808)	47,787	57,565
Net increase in cash			(31,433)	386,701	635,825
Cash at beginning of year			1,030,627	643,926	8,101
Cash at end of year			999,194	1,030,627	643,926
Supplemental disclosures of cash flow information
Interest paid			33,920	45,495	¥ 3,463
Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend				¥ 266,794
Conversion of convertible bonds			¥ 1,106,227